Financial instruments and risk management (Schedule of Company's Price Sensitivity Impact on Equity) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments And Risk Management [Line Items]
Percentage of increase in price	10.00%
Percentage of decrease in price	10.00%
10% Increase Of U.S. Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	€ 4,938	€ 4,564
10% Decrease Of U.S. Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	(4,938)	(4,564)
10% Increase Of Singapore Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	6,088	5,868
10% Decrease Of Singapore Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	(6,088)	(5,868)
10% Increase Of Hong Kong Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	94,396	56,693
10% Decrease Of Hong Kong Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	(94,396)	(56,693)
10% Increase of Korean Won Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	5,840	3,969
10% Decrease Of Korean Won Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	(5,840)	(3,969)
10% Increase Of Japanese Yen Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	4,561	5,294
10% Decrease Of Japanese Yen Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	€ (4,561)	€ (5,294)